STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITYThe Consolidated Statements of Stockholders’ Equity reflect the reverse recapitalization as discussed in Note 3—Business Combination as of June 21, 2021. As Old PLAYSTUDIOS was deemed the accounting acquirer in the reverse recapitalization with Acies, all periods prior to the consummation date reflect the balances and activity of Old PLAYSTUDIOS. The consolidated balances and the audited consolidated financial statements of Old PLAYSTUDIOS, as of December 31, 2020, and the share activity and per share amounts in these Consolidated Statements of Stockholders' Equity were retroactively adjusted, where applicable, using the recapitalization exchange ratio of 0.233 for Old PLAYSTUDIOS common stock. Old PLAYSTUDIOS Series A Preferred Stock, Old PLAYSTUDIOS Series B Preferred Stock, Old PLAYSTUDIOS Series C-1 Preferred Stock, and Old PLAYSTUDIOS Series C Preferred Stock were deemed converted into shares of Old PLAYSTUDIOS common stock at a share conversion factor of 1.0 as a result of the reverse recapitalization.
Old PLAYSTUDIOS warrants to purchase preferred stock were deemed exercised and the underlying shares converted based on the respective preferred stock conversion ratio. See Note 3—Business Combination for further discussion.
Common Stock
As of December 31, 2021, the Company was authorized to issue 2.0 billion and 25.0 million shares of Class A and Class B common stock, respectively. The Company had 110.1 million and 74.4 million shares of Class A common stock and 16.1 million and 19.0 million shares of Class B common stock issued and outstanding as of December 31, 2021 and December 31, 2020, respectively.
Subject to the prior rights of the holders of any preferred stock, the holders of common stock are entitled to receive dividends out of the funds legally available at the times and in the amounts determined by the Company's Board of Directors. Each holder of Class A common stock is entitled to one vote for each share of Class A common stock held and each holder of Class B common stock is entitled to twenty votes for each share of Class B common stock held. After the full preferential amounts due to preferred stockholders have been paid or set aside, the remaining assets of the Company available for distribution to its stockholders, if any, are distributed to the holders of common stock ratably in proportion to the number of shares of common stock then held by each such holder. None of the Company’s common stock is entitled to preemptive rights and neither is subject to redemption. With the exception of the conversion of the Class B common stock into Class A common stock as described below, the Company’s common stock is not convertible into any other shares of the Company’s capital stock.
The shares of Class B common stock are subject to a “sunset” provision if any member of the Founder Group transfers shares of Class B common stock outside the Founder Group (except for certain permitted transfers). In the event of such non-permitted transfers, any share transferred will automatically convert into shares of Class A common stock. In addition, the outstanding shares of Class B common stock will be subject to a “sunset” provision by which all outstanding shares of Class B common stock will automatically convert into shares of Class A common stock (i) if holders representing a majority of the Class B common stock vote to convert the Class B common stock into Class A common stock, (ii) if the Founder Group and its permitted transferees collectively no longer beneficially own at least 20% of the number of shares of Class B common stock collectively held by the Founder Group as of the Effective Time, or (iii) on the nine-month anniversary of the Founder’s death or disability, unless such date is extended by a majority of independent directors of the Company.
Accumulated Other Comprehensive Income
The following tables show a summary of changes in accumulated other comprehensive income:

	Currency Translation Adjustment	Total Accumulated Other Comprehensive Income
Balance as of December 31, 2020	$481	$481
Foreign currency translation	(88)	(88)
Balance as of December 31, 2021	$393	$393

	Currency Translation Adjustment	Total Accumulated Other Comprehensive Income
Balance as of December 31, 2019	$98	$98
Foreign currency translation	383	383
Balance as of December 31, 2020	$481	$481
Stock Repurchase Program
On November 10, 2021, the Company’s Board of Directors approved a stock repurchase program authorizing the Company to purchase up to $50.0 million of the Company’s Class A common stock over a period of 12 months. Subject to applicable rules and regulations, the shares may be purchased from time to time in the open market or in privately negotiated transactions. Such purchases will be at times and in amounts as the Company deems appropriate, based on factors such as market conditions, legal requirements, and other business considerations. As of December 31, 2021, the Company has not repurchased any Class A common stock under the stock repurchase program.